Leases - Schedule of Future Minimum Payments on Leases (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018
Leases [Abstract]
2019	$ 61,500
2020	82,855	$ 39,639
2021	84,021	13,213
2022	85,221
2023	57,125
2024	43,732
2025	11,013
Total	$ 425,467	$ 106,902